Estimated Amortization of Debt Issuance Costs Through Maturity of Related Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 430
2014	269
2015	104
Unamortized Debt Issuance Expense	$ 803